SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	¥ 922,868	¥ 4,578,315	¥ 29,307,903
Costs of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	328,549	(771,464)	967,367
Selling Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	461,567	3,424,973	6,415,213
General and Administration Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	145,835	1,140,815	24,066,459
Research and Development Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	¥ (13,083)	¥ 783,991	¥ (2,141,136)